Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued compensation, benefits and related taxes		$ 2,432,093	$ 1,377,270
Financed insurance premiums		3,293,859	3,194,564
State and local taxes payable		319,597	790,302
Insurance reserves		971,351	739,775
Other		1,529,298	1,948,073
Total	[1]	$ 8,546,198	$ 8,049,984

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.